================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2014

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                             ANNUAL REPORT 2014

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 20
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 27
        DIRECTORS AND OFFICERS INFORMATION.......................... 28
        SHAREHOLDER TAX INFORMATION................................. 31
        COMPARISON: FUND VS. INDEX.................................. 33

        DECEMBER 31, 2014                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the 12 months ended December 31, 2014.

Predominant year-long fixed income trends included falling U.S. Treasury yields and U.S. dollar strength. Markets more broadly were impacted by the accelerating decline in oil prices and heightened vulnerabilities in select emerging market countries, including Greece, Brazil and Russia. Falling commodity prices pushed inflation lower across the globe, stirring fears of deflation in some regions. Central bank monetary policy and economic growth in the U.S. increasingly diverged from that in other parts of the world. Amidst this backdrop, many riskier assets performed strongly. Floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index ("LLI")/1/, returned 1.60% during the annual period, with its returns weighed upon in part by a less supportive technical, or supply/demand, backdrop. The LLI underperformed the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index/2/, which returned 5.97% for the same 12-month period ended December 31, 2014.

During 2014, credit quality began to degrade slightly with the entry of some lower-quality first-time issuers into the floating rate loan market, but the underlying credit fundamentals of bank loan issuers remained strong. The default rate for bank loans, examined by principal amount, ended the annual period at 3.24%, up from 1.67% at the end of 2013, primarily due to the default of Energy Future Holdings (formerly TXU), a widely anticipated default that occurred during the second quarter of 2014. Energy Future Holdings is a non-regulated retail electric provider in Texas that filed for bankruptcy at the end of April 2014. Excluding the Energy Future Holdings default, the default rate finished the annual period at just 0.34%, well below the historical average./3/

The sector's technicals, or supply and demand factors, eased during the annual period. Bank loan mutual funds experienced withdrawals totaling net outflows in 2014 of $20.7 billion./4/ Despite these retail mutual fund outflows, issuance of collateralized loan obligations ("CLOs"), one of the main sources of demand for bank loans, remained robust, with a record $122 billion in new CLOs issued during 2014. In terms of quality, as measured by the LLI, lower-quality loans outperformed their higher-quality counterparts. For the annual period ended December 31, 2014, loans rated CCC returned 6.09%, while loans rated BB returned 1.52%.

All but two industries within the LLI generated positive absolute returns for the annual period as a whole. The strongest performing industries were publishing, media and forest products. These industries posted returns for the annual period of 7.37%, 4.32% and 3.74%, respectively. The weakest performing industries were oil and gas, minerals and utilities, which generated returns of -10.02%, -4.57% and 0.70%, respectively, for the annual period.

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2014.

        DECEMBER 31, 2014                                          ANNUAL REPORT

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

/1/The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments.

/2/The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

Indices are not managed and an investor cannot invest directly in an index.

/3/Source: S&P Leveraged Commentary & Data.

/4/Source: Lipper, Inc.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2014 and held until December 31, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2014" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2014" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2014" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)


                                            ACTUAL                                            HYPOTHETICAL
                     ---------------------------------------------------- ----------------------------------------------------
                                          ENDING                                           ENDING ACCOUNT
                                       ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                        BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%     DURING THE
                      ACCOUNT VALUE     RETURNS AT      SIX MONTHS ENDED   ACCOUNT VALUE  ANNUAL RETURN AT   SIX MONTHS ENDED
                     AT JULY 1, 2014 DECEMBER 31, 2014 DECEMBER 31, 2014* AT JULY 1, 2014 DECEMBER 31, 2014 DECEMBER 31, 2014*
                     --------------- ----------------- ------------------ --------------- ----------------- ------------------
Senior Floating
 Rate Fund#
   Class A..........    $1,000.00         $982.91            $7.25           $1,000.00        $1,017.90           $7.38
   Class C..........    $1,000.00         $982.68            $8.75           $1,000.00        $1,016.38           $8.89




                     ANNUALIZED
                      EXPENSE
                       RATIO*
                     ----------
Senior Floating
 Rate Fund#
   Class A..........    1.45%
   Class C..........    1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2014" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2014

ASSETS:
Investments at value (unaffiliated)*............................................ $360,091,984
                                                                                 ------------
Receivable for:
 Fund shares sold...............................................................      942,935
 Dividends and interest.........................................................    2,584,766
 Investments sold...............................................................   13,002,713
Prepaid expenses and other assets...............................................        5,928
Due from investment adviser for expense reimbursements/fee waivers..............      111,318
                                                                                 ------------
 Total assets...................................................................  376,739,644
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................    3,073,428
 Investments purchased..........................................................    1,526,843
 Investment advisory and management fees........................................      274,370
 Distribution and account maintenance fees......................................      188,133
 Administration fees............................................................       64,557
 Transfer agent fees and expenses...............................................       80,386
 Directors' fees and expenses...................................................          472
 Other accrued expenses.........................................................      198,324
 Line of credit.................................................................    2,391,479
Dividends payable...............................................................      292,529
Due to custodian................................................................      509,209
                                                                                 ------------
 Total liabilities..............................................................    8,599,730
                                                                                 ------------
   Net Assets................................................................... $368,139,914
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    457,371
Additional paid-in capital......................................................  438,219,479
                                                                                 ------------
                                                                                  438,676,850
Accumulated undistributed net investment income (loss)..........................     (228,577)
Accumulated undistributed net realized gain (loss) on investments...............  (56,891,428)
Unrealized appreciation (depreciation) on investments...........................  (13,416,931)
                                                                                 ------------
   Net Assets................................................................... $368,139,914
                                                                                 ============
CLASS A:
Net assets...................................................................... $150,965,765
Shares outstanding..............................................................   18,748,292
Net asset value and redemption price per share.................................. $       8.05
Maximum sales charge (3.75% of offering price)..................................         0.31
                                                                                 ------------
Maximum offering price to public................................................ $       8.36
                                                                                 ============
CLASS C:
Net assets...................................................................... $217,174,149
Shares outstanding..............................................................   26,988,840
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.05
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $373,508,915
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2014

INVESTMENT INCOME:
Interest (unaffiliated)........................................................ $ 20,672,883
Dividends (unaffiliated).......................................................       18,196
Facility and other fee income (Note 2).........................................    1,206,236
                                                                                ------------
   Total investment income*.................................................... $ 21,897,315
                                                                                ------------
EXPENSES:
Investment advisory and management fees........................................    3,589,160
Administration fees............................................................      844,508
Distribution and account maintenance fees:
  Class A......................................................................      643,941
  Class C......................................................................    1,787,033
Transfer agent fees and expenses:
  Class A......................................................................      415,789
  Class C......................................................................      536,937
Registration fees:
  Class A......................................................................       32,384
  Class C......................................................................       30,505
Accounting service fees........................................................       33,151
Custodian and accounting fees..................................................      123,109
Reports to shareholders........................................................      105,374
Audit and tax fees.............................................................       99,514
Legal fees.....................................................................       17,118
Directors' fees and expenses...................................................       51,955
Interest expense...............................................................        1,683
Other expenses.................................................................       96,838
                                                                                ------------
   Total expenses before fee waivers and expense reimbursements................    8,408,999
   Fees waived and expenses reimbursed by investment adviser (Note 5)..........   (1,571,501)
                                                                                ------------
   Net expenses................................................................    6,837,498
                                                                                ------------
Net investment income (loss)...................................................   15,059,817
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).........................     (174,093)
Change in unrealized appreciation (depreciation) on investments (unaffiliated).  (14,110,473)
                                                                                ------------
Net realized and unrealized gain (loss) on investments.........................  (14,284,566)
                                                                                ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................... $    775,251
                                                                                ============

*Net of foreign withholding taxes on interest and dividends of................. $      5,976
                                                                                ------------

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR  FOR THE YEAR
                                                                          ENDED         ENDED
                                                                       DECEMBER 31,  DECEMBER 31,
                                                                           2014          2013
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $ 15,059,817  $ 14,794,754
 Net realized gain (loss) on investments (unaffiliated)...............     (174,093)   (1,295,657)
 Net unrealized gain (loss) on investments (unaffiliated).............  (14,110,473)    4,909,000
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........      775,251    18,408,097
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (6,863,837)   (6,706,870)
 Net investment income (Class C)......................................   (8,185,035)   (8,083,805)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (15,048,872)  (14,790,675)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  (54,871,485)   90,085,199
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (69,145,106)   93,702,621
NET ASSETS:
Beginning of period...................................................  437,285,020   343,582,399
                                                                       ------------  ------------
End of period+........................................................ $368,139,914  $437,285,020
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (228,577) $   (239,522)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------  --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/10      $7.83     $0.34      $ 0.46      $ 0.80     $(0.36)   $     --   $(0.36) $8.27    10.33%  $255,026    1.45%
12/31/11       8.27      0.36       (0.33)       0.03      (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31        0.67      (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
12/31/13       8.26      0.33        0.08        0.41      (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
12/31/14       8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
                                                                    CLASS C
                                                                    -------
12/31/10      $7.82     $0.32      $ 0.45      $ 0.77     $(0.33)   $     --   $(0.33) $8.26    10.01%  $190,839    1.75%
12/31/11       8.26      0.33       (0.32)       0.01      (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30        0.64      (0.34)         --    (0.34)  8.25     8.20    197,480    1.75
12/31/13       8.25      0.30        0.10        0.40      (0.31)         --    (0.31)  8.34     4.89    241,976    1.75
12/31/14       8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------  ------------- ---------


12/31/10        4.34%        41%
12/31/11        4.27         63
12/31/12        4.41         61
12/31/13        3.98         84
12/31/14        3.73         65


12/31/10        4.03%        41%
12/31/11        4.02         63
12/31/12        4.12         61
12/31/13        3.68         84
12/31/14        3.44         65

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

                      12/31/10 12/31/11 12/31/12 12/31/13 12/31/14
                      -------- -------- -------- -------- --------
             Class A.   0.38%    0.33%    0.35%    0.34%    0.32%
             Class C.   0.48     0.44     0.44     0.43     0.41

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- DECEMBER 31, 2014 -- (UNAUDITED)

       INDUSTRY ALLOCATION*
       Media.......................................................  9.6%
       Commercial Services & Supplies..............................  6.2
       Hotels, Restaurants & Leisure...............................  5.7
       Oil, Gas & Consumable Fuels.................................  5.7
       Health Care Providers & Services............................  5.6
       Software....................................................  4.4
       Food & Staples Retailing....................................  3.7
       Insurance...................................................  3.3
       IT Services.................................................  3.0
       Chemicals...................................................  3.0
       Machinery...................................................  3.0
       Metals & Mining.............................................  2.9
       Diversified Telecommunication Services......................  2.8
       Energy Equipment & Services.................................  2.4
       Food Products...............................................  2.2
       Pharmaceuticals.............................................  2.2
       Specialty Retail............................................  2.1
       Wireless Telecommunication Services.........................  2.0
       Semiconductors & Semiconductor Equipment....................  1.9
       Diversified Financial Services..............................  1.9
       Industrial Conglomerates....................................  1.5
       Containers & Packaging......................................  1.5
       Auto Components.............................................  1.4
       Internet & Catalog Retail...................................  1.3
       Multi Utilities.............................................  1.2
       Multiline Retail............................................  1.2
       Biotechnology...............................................  1.2
       Aerospace & Defense.........................................  1.1
       Real Estate Management & Development........................  1.1
       Road & Rail.................................................  0.9
       Tech Hardware, Storage & Peripheral.........................  0.8
       Consumer Finance............................................  0.8
       Paper & Forest Products.....................................  0.8
       Building Products...........................................  0.7
       Leisure Equipment & Products................................  0.6
       Electronic Equipment, Instruments & Components..............  0.6
       Internet Software & Services................................  0.6
       Professional Services.......................................  0.6
       Industrial Power Producers & Energy Traders.................  0.6
       Pooled Vehicle..............................................  0.5
       Capital Markets.............................................  0.5
       Health Care Equipment & Supplies............................  0.5
       Real Estate Investment Trusts...............................  0.5
       Life Sciences Tools & Services..............................  0.4
       Construction Materials......................................  0.4
       Construction & Engineering..................................  0.4
       Distributors................................................  0.4
       Automobiles.................................................  0.3
       Household Durables..........................................  0.3
       Health Care Technology......................................  0.3
       Communications Equipment....................................  0.3
       Airlines....................................................  0.2
       Diversified Consumer Services...............................  0.2
       Electrical Equipment........................................  0.2
       Gas Utilities...............................................  0.2
       Banks.......................................................  0.1
                                                                    ----
                                                                    97.8%
                                                                    ====

      CREDIT QUALITY+#
      BBB.........................................................   0.5%
      BBB-........................................................   2.0
      BB+.........................................................   4.7
      BB..........................................................   6.4
      BB-.........................................................  15.6
      B+..........................................................  20.3
      B...........................................................  25.7
      B-..........................................................   8.5
      CCC+........................................................   9.2
      CCC.........................................................   1.9
      CCC-........................................................   0.7
      Not Rated@..................................................   4.5
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST  MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE    MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 90.5%
AEROSPACE & DEFENSE -- 1.1%
  B.E. Aerospace, Inc............................ BTL-B      Ba2    BB+   4.00%   12/16/2021 $1,605,000 $ 1,599,983
  DigitalGlobe, Inc.............................. BTL-B      Ba2    BBB-   3.75   01/31/2020  1,876,575   1,856,635
  Transdigm Group, Inc........................... BTL-C      Ba3     B     3.75   02/28/2020    979,666     960,072
                                                                                                        -----------
                                                                                                          4,416,690
                                                                                                        -----------
AIRLINES -- 0.2%
  Delta Air Lines, Inc........................... BTL        Ba1    BBB-   3.25   04/20/2017  1,079,767   1,067,394
                                                                                                        -----------
AUTO COMPONENTS -- 1.4%
  Affinia Group.................................. BTL-B2      B2     B     4.75   04/25/2020    938,745     927,596
  American Tire Distributors, Inc................ 1st Lien    B2    CCC+   5.75   06/01/2018  1,276,697   1,273,505
  Goodyear Tire & Rubber Co...................... 2nd Lien   Ba1     BB    4.75   04/30/2019    500,000     497,374
  MPG Holdco I, Inc.............................. BTL-B      Ba3     NR    4.25   10/20/2021  1,503,778   1,492,498
  UCI International, Inc......................... BTL-B      Ba3     B     5.50   07/26/2017  1,170,800   1,162,018
                                                                                                        -----------
                                                                                                          5,352,991
                                                                                                        -----------
AUTOMOBILES -- 0.3%
  Chrysler Group LLC............................. BTL-B      Ba1    BB+    3.50   05/24/2017  1,089,521   1,084,980
                                                                                                        -----------
BIOTECHNOLOGY -- 1.2%
  Ikaria, Inc.................................... BTL         B1     B-    5.00   02/12/2021    535,128     530,779
  Ikaria, Inc.................................... 2nd Lien   Caa1   CCC    8.75   02/12/2022    410,000     407,437
  Medpace, Inc................................... BTL         B2     B+    4.75   04/01/2021  1,848,491   1,827,695
  STHI Holding Corp.............................. BTL         B2     B     4.50   08/06/2021  1,596,000   1,581,369
                                                                                                        -----------
                                                                                                          4,347,280
                                                                                                        -----------
BUILDING PRODUCTS -- 0.7%
  Interline Brands, Inc.......................... BTL         B3     B     4.00   03/21/2021  1,083,740   1,040,391
  Nortek, Inc.................................... BTL        Ba3    BB-    3.75   10/30/2020  1,616,875   1,591,611
                                                                                                        -----------
                                                                                                          2,632,002
                                                                                                        -----------
CAPITAL MARKETS -- 0.5%
  AlixPartners LLC............................... BTL-B2      B1     B+    4.00   07/10/2020    679,467     668,425
  AlixPartners LLC............................... 2nd Lien   Caa1    B-    9.00   07/09/2021    285,000     286,900
  Walter Investment Management Co................ Tranche B   B2     B+    4.75   12/19/2020  1,054,151     948,736
                                                                                                        -----------
                                                                                                          1,904,061
                                                                                                        -----------
CHEMICALS -- 3.0%
  Al Chem & Cy SCA (Monarch)..................... BTL-B       B1     B+    4.50   10/03/2019    496,027     489,827
  Al Chem & Cy SCA (Monarch)..................... BTL-B1      B1     B+    4.50   10/03/2019    257,364     254,147
  Ferro Corp..................................... BTL-B      Ba3     B+    4.00   07/31/2021  1,022,438   1,006,462
  Gates Global, Inc.............................. BTL         B2     B+    4.25   07/03/2021  2,927,663   2,841,923
  Ineos U.S. Finance LLC......................... BTL-B      Ba3    BB-    3.75   05/04/2018  1,500,314   1,453,698
  Minerals Technologies, Inc..................... BTL-B      Ba3     BB    4.00   05/07/2021  1,934,071   1,911,829
  Solenis International LP....................... 1st Lien    B2     B     4.25   07/31/2021  1,221,938   1,192,916
  Univar, Inc.................................... BTL-B       B3     B+    5.00   06/30/2017  1,978,162   1,909,987
                                                                                                        -----------
                                                                                                         11,060,789
                                                                                                        -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.2%
  ADS Waste Holdings, Inc........................ BTL         B2     B+    3.75   10/09/2019    988,560     957,255
  ARG IH Corp.................................... BTL-B       B3     B     4.75   11/15/2020  1,006,808   1,000,515
  ATI Schools(5)(6)(8)(9)(11)(12)................ BTL-B       NR     NR   12.25   12/30/2014  1,232,969           0
  ATI Schools(5)(6)(8)(9)(11)(12)................ BTL         NR     NR   13.25   06/30/2012    277,491           0
  ATI Schools(5)(6)(8)(9)(11)(12)................ BTL         NR     NR   13.25   06/30/2012     17,142           0
  Audio Visual Services Group, Inc............... BTL-B       B1     B+    4.50   01/24/2021  1,970,113   1,952,874
  Brand Energy and Infrastructure Services, Inc.. BTL-B       B1     B     4.75   11/26/2020  3,408,393   3,289,099
  Brickman Group Holdings, Inc................... BTL         B2     B     4.00   12/18/2020  3,707,248   3,600,665
  Brickman Group Holdings, Inc................... 2nd Lien   Caa1   CCC+   7.50   12/18/2021  1,340,000   1,309,013
  Fly Funding II SARL............................ BTL        Ba3    BBB-   4.50   08/06/2019  1,408,672   1,399,868
  Peak 10, Inc................................... 2nd Lien   Caa2   CCC+   8.25   06/17/2022  1,845,000   1,752,750
  Peak 10, Inc................................... BTL         B2     B     5.00   06/17/2021    457,700     449,690

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                                INTEREST   MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                     TYPE    MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
  Sedgwick CMS Holdings, Inc........................... 1st Lien    B1     B     3.75%    03/01/2021 $1,094,225 $ 1,060,487
  Sedgwick CMS Holdings, Inc........................... 2nd Lien   Caa2   CCC+    6.75    02/28/2022  2,565,000   2,404,688
  ServiceMaster Co..................................... BTL-B       B2     B+     4.25    07/01/2021  1,066,883   1,045,812
  WCA Waste Systems, Inc............................... BTL         B1     B+     4.00    03/23/2018  1,658,113   1,635,313
  West Corp............................................ BTL-B10    Ba3     BB     3.25    06/30/2018    880,445     861,002
                                                                                                                -----------
                                                                                                                 22,719,031
                                                                                                                -----------
CONSTRUCTION & ENGINEERING -- 0.4%
  Pike Corp............................................ 1st Lien    B2     B+     5.50    12/22/2021  1,320,000   1,318,350
                                                                                                                -----------
CONSTRUCTION MATERIALS -- 0.4%
  Quikrete Companies, Inc.............................. 2nd Lien    B1     B+     4.00    09/26/2020    955,240     940,911
  Quikrete Companies, Inc.............................. 1st Lien    B3     B-     7.00    03/26/2021    565,895     561,651
                                                                                                                -----------
                                                                                                                  1,502,562
                                                                                                                -----------
CONSUMER FINANCE -- 0.8%
  TransFirst Holdings, Inc............................. 1st Lien    B2     B      5.50    11/12/2021    880,000     872,300
  TransFirst Holdings, Inc............................. 2nd Lien   Caa2   CCC+    9.00    11/12/2022    555,000     547,137
  Vantiv LLC........................................... BTL-B      Ba3    BB+     3.75    06/13/2021  1,447,725   1,434,153
                                                                                                                -----------
                                                                                                                  2,853,590
                                                                                                                -----------
CONTAINERS & PACKAGING -- 1.5%
  Ardagh Packaging Finance PLC......................... BTL        Ba3     B+     4.00    12/17/2019    655,050     641,130
  BWAY Holding Corp.................................... BTL-B       B2     B-  5.50-6.75  08/14/2020  2,203,925   2,187,396
  Mauser Holding GmbH (CD&R)........................... 1st Lien    B2     B      4.50    07/31/2021  1,177,050   1,153,509
  Mauser Holding GmbH (CD&R)........................... 2nd Lien   Caa2   CCC+    8.25    07/31/2022  1,605,000   1,548,825
                                                                                                                -----------
                                                                                                                  5,530,860
                                                                                                                -----------
DISTRIBUTORS -- 0.4%
  ABC Supply Co., Inc. (American Builders)............. BTL-B       B1    BB+     3.50    04/16/2020  1,338,063   1,294,158
                                                                                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
  Weight Watchers International, Inc................... BTL-F       B1     B+     4.00    04/02/2020    960,994     739,565
                                                                                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.9%
  ION Trading Technologies, Ltd........................ 2nd Lien   Caa2   CCC+    7.25    06/10/2022  2,345,000   2,216,025
  Opal Acquisition, Inc................................ BTL-B       B1     B      5.00    11/27/2020  2,757,150   2,720,962
  Santander Asset Management........................... BTL        Ba2     BB     4.25    12/17/2020  1,021,759   1,015,373
  TransUnion LLC....................................... BTL        Ba3     B+     4.00    04/09/2021  1,010,293     993,875
                                                                                                                -----------
                                                                                                                  6,946,235
                                                                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
  Altice Financing SA.................................. BTL         B1    BB-     5.50    07/02/2019  2,935,350   2,891,320
  Level 3 Financing, Inc............................... BTL-B2     Ba2     BB     4.00    08/01/2019  1,425,000   1,413,422
  Level 3 Financing, Inc............................... Tranche B  Ba2     BB     4.50    01/31/2022  1,300,000   1,300,407
  XO Communications, Inc............................... BTL         B2    BB-     4.25    03/19/2021  1,146,338   1,126,993
                                                                                                                -----------
                                                                                                                  6,732,142
                                                                                                                -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... BTL-B      Ba2     B+     6.00    02/15/2017    658,407     657,584
                                                                                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
  Ortho Clinical Diagnostics SA........................ BTL         B1     B      4.75    06/30/2021  2,236,256   2,194,792
                                                                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.2%
  Drillships Financing Holding, Inc.................... BTL-B       B2     B+     5.50    07/25/2021  1,001,500     804,956
  EMG Utica LLC........................................ BTL         B2     B      4.75    03/27/2020    690,000     677,925
  Pacific Drilling SA.................................. BTL-B       B1     B+     4.50    06/04/2018    822,475     670,317
  Paragon Offshore, Ltd................................ BTL-B      Baa3   BB+     3.75    07/18/2021    997,500     817,950
  Pinnacle Holdco SARL................................. BTL         B1     B+     4.75    07/30/2019  1,633,329   1,537,371
  Seadrill Partners Finco LLC.......................... BTL-B      Ba3    BB-     4.00    02/21/2021  3,245,438   2,508,724
  Shelf Drilling Midco, Ltd............................ BTL         B1     B-    10.00    10/08/2018  1,240,000     930,000
                                                                                                                -----------
                                                                                                                  7,947,243
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                     RATINGS/(1)/
                                                                     (UNAUDITED)
                                                                     ------------
                                                                                   INTEREST   MATURITY  PRINCIPAL    VALUE
                   INDUSTRY DESCRIPTION                       TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.7%
  Albertson's Holdings LLC................................. BTL-B4    Ba3    BB-    4.50%    08/25/2021 $3,080,000 $ 3,077,114
  Albertson's Holdings LLC................................. BTL-B4    Ba3    BB-     4.50    08/25/2021  1,550,000   1,548,548
  BJ's Wholesale Club, Inc................................. 1st Lien   B3     B-     4.50    09/26/2019  1,082,359   1,061,163
  Rite Aid Corp............................................ BTL        B2     B+     4.88    06/21/2021  2,230,000   2,227,213
  Rite Aid Corp............................................ 2nd Lien   B2     B+     5.75    08/21/2020  1,055,000   1,057,638
  Roundy's Supermarkets.................................... BTL-B      B1     B      5.75    03/03/2021  1,218,091   1,135,870
  Sprouts Farmers Market LLC............................... BTL-B     Ba3     BB     4.00    04/23/2020    628,361     625,219
  Stater Brothers Markets, Inc............................. BTL-B      B1     B+     4.75    05/12/2021    721,375     711,456
  U.S. Foodservice......................................... BTL        B2     B-     4.50    03/29/2019  2,192,613   2,177,265
                                                                                                                   -----------
                                                                                                                    13,621,486
                                                                                                                   -----------
FOOD PRODUCTS -- 2.2%
  Arysta LifeScience Corp.................................. BTL        B1     B      4.50    05/30/2020    846,406     839,705
  H.J. Heinz Co............................................ BTL-B2    Ba2     BB     3.50    06/05/2020  1,968,852   1,953,733
  Hearthside Food Solutions LLC............................ BTL        B1     B      4.50    06/02/2021  1,736,275   1,723,253
  Hostess Brands, Inc...................................... BTL-B      NR     B-     6.75    04/09/2020  1,086,788   1,103,089
  Jacobs Douwe Egberts (Charger OpCo)...................... BTL-B     Ba3     NR     3.50    07/23/2021  1,285,000   1,246,450
  Pinnacle Operating Corp.................................. BTL-B2     B1     B+     4.75    11/15/2018  1,407,726   1,390,129
                                                                                                                   -----------
                                                                                                                     8,256,359
                                                                                                                   -----------
GAS UTILITIES -- 0.2%
  NGPL PipeCo LLC.......................................... BTL-B      B3    CCC+    6.75    09/15/2017    619,388     596,161
                                                                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
  Immucor, Inc............................................. BTL-B2     B1     B+     5.00    08/17/2018  1,826,813   1,802,836
                                                                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
  American Renal Holdings, Inc............................. 1st Lien  Ba3     B      4.50    09/22/2019  2,046,302   2,007,933
  American Renal Holdings, Inc............................. 2nd Lien  Caa1   CCC+    8.50    03/20/2020  1,879,617   1,851,423
  CHS/Community Health Systems, Inc........................ BTL-D     Ba2     BB     4.25    01/27/2021  2,831,400   2,821,963
  DSI Renal, Inc. (Dialysis Newco)......................... 1st Lien   B1     B      4.50    04/23/2021    567,150     562,187
  DSI Renal, Inc........................................... 2nd Lien  Caa2   CCC+    7.75    10/22/2021    825,000     818,813
  Healogics, Inc........................................... 1st Lien   B2     B      5.25    07/01/2021    728,175     715,432
  Inventiv Health, Inc..................................... BTL-B4     B2     NR     7.75    05/05/2018  1,100,000   1,091,750
  MPH Acquisition Holdings LLC............................. BTL        B1     B      3.75    03/31/2021  1,136,364   1,102,273
  Surgery Center Holdings, Inc............................. 1st Lien   B1     B      5.25    11/03/2020  1,230,000   1,196,175
  Surgery Center Holdings, Inc............................. 2nd Lien  Caa2   CCC+    8.50    11/03/2021  3,000,000   2,895,000
  U.S. Renal Care, Inc..................................... 1st Lien  Ba3     B      4.25    07/03/2019  1,825,806   1,791,572
  U.S. Renal Care, Inc..................................... BTL       Caa1   CCC+    8.50    01/03/2020    735,000     728,569
  U.S. Renal Care, Inc..................................... 2nd Lien  Caa1   CCC+   10.25    12/27/2019    666,000     664,335
                                                                                                                   -----------
                                                                                                                    18,247,425
                                                                                                                   -----------
HEALTH CARE TECHNOLOGY -- 0.3%
  IMS Health, Inc.......................................... BTL-B     Ba3    BB-     3.50    03/17/2021    994,256     970,228
                                                                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 5.7%
  1011778 B.C. ULC......................................... BTL-B      B1     B+     4.50    12/12/2021  2,020,000   2,014,229
  24 Hour Fitness Worldwide, Inc........................... BTL-B     Ba3     NR     4.75    05/30/2021  1,988,753   1,914,175
  Aristocrat Leisure, Ltd.................................. BTL-B     Ba2     BB     4.75    10/20/2021  2,500,000   2,450,000
  Caesars Entertainment Operating Co., Inc. (Harrah's)(16). BTL-B6    Caa3   CCC-    6.99    03/01/2017  3,023,792   2,653,377
  Caesars Growth Properties Holdings LLC................... BTL        B2     B+     6.25    05/08/2021  1,092,381   1,004,990
  California Pizza Kitchen, Inc............................ BTL        B2     B-  5.25-6.50  03/29/2018  1,477,500   1,417,169
  CityCenter Holdings LLC.................................. BTL-B      B2    BB-     4.25    10/16/2020  1,136,820   1,125,452
  Four Seasons Holdings, Inc............................... 2nd Lien  Caa1    B-     6.25    12/27/2020    835,000     828,738
  Hilton Worldwide Finance LLC............................. BTL-B2    Ba3    BB+     3.50    10/26/2020  1,730,112   1,706,323
  La Quinta Intermediate Holdings LLC...................... BTL-B      B1    BB-     4.00    04/14/2021  1,245,794   1,227,107
  SGMS Escrow Corp......................................... BTL-B2    Ba3    BB-     6.00    10/01/2021  1,080,000   1,062,257
  Station Casinos, Inc..................................... BTL-B      B1     B      4.25    03/02/2020  2,184,025   2,136,250
  Town Sports International Holdings, Inc.................. BTL        B1     B      4.50    11/15/2020  2,257,587   1,591,599
                                                                                                                   -----------
                                                                                                                    21,131,666
                                                                                                                   -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                   RATINGS/(1)/
                                                                   (UNAUDITED)
                                                                   ------------
                                                                                 INTEREST   MATURITY  PRINCIPAL    VALUE
                  INDUSTRY DESCRIPTION                      TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
  Apex Tool Group LLC.................................... BTL-B      B2     B     4.50%    02/01/2020 $1,016,193 $   983,167
                                                                                                                 -----------
INDUSTRIAL CONGLOMERATES -- 1.5%
  American Rock Salt Co. LLC............................. BTL-B      B3     B      4.75    05/20/2021  1,771,100   1,720,919
  American Rock Salt Co. LLC............................. 2nd Lien  Caa1   CCC     8.00    05/20/2022  1,785,000   1,767,150
  Filtration Group Corp.................................. 1st Lien   B1     B+     4.50    11/21/2020    648,450     645,208
  Filtration Group Corp.................................. 2nd Lien  Caa1    B-     8.25    11/22/2021    790,000     788,683
  Sequa Corp............................................. BTL-B      B3     B-     5.25    06/19/2017    759,963     739,064
                                                                                                                 -----------
                                                                                                                   5,661,024
                                                                                                                 -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
  Calpine Corp........................................... BTL       Ba3     BB     4.00    10/09/2019  1,012,491     997,514
                                                                                                                 -----------
INSURANCE -- 3.3%
  Asurion Corp........................................... 1st Lien  Ba3     B      5.00    05/24/2019  3,737,321   3,677,367
  Asurion Corp........................................... 2nd Lien   B3    CCC+    8.50    03/03/2021  3,450,000   3,421,969
  Compass Investments, Inc............................... BTL        B1     B      4.25    12/27/2019  1,128,468   1,104,488
  Cooper, Gay, Swett & Crawford, Ltd. (CGSC of Delaware). 1st Lien   B2     B-     5.00    04/16/2020    896,350     822,401
  Cooper, Gay, Swett & Crawford, Ltd. (CGSC of Delaware). 2nd Lien  Caa2   CCC     8.25    10/16/2020  1,430,000   1,258,400
  Hub International, Ltd................................. BTL        B1     B      4.25    10/02/2020  1,009,204     977,918
  National Financial Partners Corp....................... BTL-B      B2     B      4.50    07/01/2020  1,066,531   1,055,865
                                                                                                                 -----------
                                                                                                                  12,318,408
                                                                                                                 -----------
INTERNET & CATALOG RETAIL -- 1.3%
  Acosta, Inc............................................ BTL        B1     B      5.00    09/26/2021  3,145,000   3,133,993
  Lands' End, Inc........................................ BTL-B      B1     B+     4.25    04/04/2021  1,563,188   1,522,154
                                                                                                                 -----------
                                                                                                                   4,656,147
                                                                                                                 -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
  Dealertrack Technologies, Inc.......................... BTL-B     Ba2    BB-     3.25    02/24/2021  1,073,274   1,053,151
  Zayo Group LLC......................................... BTL-B      B1     B      4.00    07/02/2019  1,114,744   1,103,195
                                                                                                                 -----------
                                                                                                                   2,156,346
                                                                                                                 -----------
IT SERVICES -- 2.7%
  Ceridian Corp.......................................... BTL-B2    Ba3     B-     4.50    09/15/2020    529,843     520,571
  Evertec, Inc........................................... BTL-B      B1    BB-     3.50    04/17/2020    600,850     575,689
  First Data Corp........................................ BTL-B      B1    BB-     3.67    03/24/2018  6,218,681   6,080,707
  First Data Corp........................................ BTL-1      B1    BB-     3.67    09/24/2018  2,170,000   2,121,854
  MoneyGram International, Inc........................... BTL-B      B1    BB-     4.25    03/27/2020    832,548     763,863
                                                                                                                 -----------
                                                                                                                  10,062,684
                                                                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
  SRAM LLC............................................... BTL-B      B1    BB-  4.00-5.25  04/10/2020  2,362,029   2,279,358
                                                                                                                 -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
  Pharmaceutical Product Development, Inc................ BTL-B     Ba2     B+     4.00    12/05/2018  1,664,873   1,652,386
                                                                                                                 -----------
MACHINERY -- 3.0%
  Alliance Laundry Systems LLC........................... BTL        B2     B      4.25    12/10/2018    708,577     699,130
  Gardner Denver, Inc.................................... BTL        B1     B      4.25    07/30/2020  1,846,675   1,726,641
  Harbor Freight Tools USA, Inc.......................... BTL-B      B1     B+     4.75    07/26/2019  1,018,069   1,014,252
  Husky International, Ltd............................... 1st Lien   NR     B      4.25    06/30/2021    463,232     448,756
  Husky International, Ltd............................... 2nd Lien  Caa1   CCC+    7.25    06/30/2022    870,000     835,200
  Navistar International Corp............................ BTL-B     Ba3     B      5.75    08/17/2017    645,188     640,349
  Paladin Brands Holding, Inc............................ BTL        B2    BB-     6.75    08/16/2019  1,853,486   1,839,585
  Rexnord Corp........................................... BTL-B      B2    BB-     4.00    08/21/2020  3,887,037   3,797,635
                                                                                                                 -----------
                                                                                                                  11,001,548
                                                                                                                 -----------
MEDIA -- 9.1%
  Advantage Sales & Marketing LLC........................ 1st Lien   B1     B      4.25    07/25/2021  2,818,935   2,782,819
  Advantage Sales & Marketing LLC........................ 2nd Lien  Caa1   CCC+    7.50    07/25/2022  2,525,000   2,485,863
  Charter Communications Operating LLC................... BTL-G     Baa3   BB+     4.25    09/12/2021  1,960,000   1,967,350
  Delta 2 (Lux) SARL..................................... BTL-B3     B2     B      4.75    07/31/2021  4,344,124   4,230,091

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                    RATINGS/(1)/
                                                                    (UNAUDITED)
                                                                    ------------
                                                                                 INTEREST  MATURITY  PRINCIPAL    VALUE
                INDUSTRY DESCRIPTION                       TYPE     MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
  Delta 2 (Lux) SARL.................................. 2nd Lien      Caa2   CCC+   7.75%  07/31/2022 $2,495,000 $ 2,417,031
  Getty Images, Inc................................... BTL-B          B2     B     4.75   10/18/2019  1,864,169   1,718,143
  Hicks Sports Group+(7)(9)........................... BTL-B          NR     NR    6.75   12/22/2011  1,101,919     165,288
  Hoyts Cinemas Group (US FINCO)...................... 2nd Lien       B3    CCC+   8.25   11/20/2020    450,000     441,000
  Interactive Data Corp............................... BTL            B2     B+    4.75   05/02/2021  3,098,948   3,071,832
  ION Media Networks, Inc............................. BTL-B          B1     B+    4.75   12/18/2020  2,141,900   2,120,481
  Media General, Inc.................................. BTL-B         Ba3    BB+    4.25   07/31/2020  1,949,767   1,924,582
  Numericable Finance & Co. SCA....................... BTL-B1        Ba3     B+    4.50   05/21/2020  1,249,238   1,244,554
  Numericable Finance & Co. SCA....................... BTL-B2        Ba3     B+    4.50   05/21/2020  1,080,762   1,076,709
  Salem Communications Corp........................... BTL-B          B2     B     4.50   03/16/2020    837,200     821,503
  Tribune Co.......................................... BTL           Ba3    BB+    4.00   12/27/2020  1,048,385   1,030,038
  Truven Health Analytics, Inc. (Wolverine)........... BTL-B          B1     B     4.50   06/06/2019  1,111,030   1,076,310
  Univision Communications, Inc....................... BTL-C4         B2     B+    4.00   03/01/2020  4,992,112   4,872,302
                                                                                                                -----------
                                                                                                                 33,445,896
                                                                                                                -----------
METALS & MINING -- 1.9%
  Ameriforge Group, Inc............................... BTL            B1     B+    5.00   12/19/2019  1,508,593   1,357,734
  Crosby Worldwide, Ltd............................... 1st Lien       B1     B     3.75   11/23/2020  1,295,360   1,217,639
  Fortescue Metals Group, Ltd......................... BTL           Baa3   BBB    3.75   06/30/2019  2,023,937   1,839,253
  Novelis, Inc........................................ BTL-B         Ba2     BB    3.75   03/10/2017  1,134,180   1,121,067
  Signode Industrial Group U.S., Inc.................. BTL-B          B1     B     3.75   05/01/2021  1,412,500   1,352,469
                                                                                                                -----------
                                                                                                                  6,888,162
                                                                                                                -----------
MULTI UTILITIES -- 1.2%
  Energy Future Intermediate Holding Co. LLC(7)....... DIP            NR     NR    4.25   06/19/2016  1,215,000   1,214,241
  Texas Competitive Electric Holdings Co. LLC+(7)(10). BTL            NR     NR    4.65   10/10/2017  5,174,956   3,324,909
                                                                                                                -----------
                                                                                                                  4,539,150
                                                                                                                -----------
MULTILINE RETAIL -- 1.2%
  99 Cents Only Store................................. BTL-B          B2     B     4.50   01/11/2019  1,179,771   1,166,007
  Neiman Marcus Group, Inc............................ BTL-B          B2     B     4.25   10/25/2020  3,351,100   3,274,769
                                                                                                                -----------
                                                                                                                  4,440,776
                                                                                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
  American Energy Marcellus LLC....................... 1st Lien      Ba3     B-    5.25   08/04/2020  1,565,000   1,369,375
  American Energy Marcellus LLC....................... 2nd Lien      Caa1   CCC    8.50   08/04/2021    835,000     705,575
  Arch Coal, Inc...................................... BTL            B1     B+    6.25   05/16/2018  2,984,153   2,463,419
  Callon Petroleum Co................................. 2nd Lien       NR     NR    8.50   10/08/2021  1,620,000   1,526,850
  Chief Exploration & Development LLC................. 2nd Lien       NR     NR    7.50   05/12/2021  1,785,000   1,597,575
  Philadelphia Energy Solutions LLC................... BTL-B          B1    BB-    6.25   04/04/2018    938,288     878,863
  Power Buyer LLC..................................... BTL            B2     B+    4.25   05/06/2020    998,133     969,437
  Power Buyer LLC..................................... Delayed Draw   B2     B+    4.25   05/06/2020     53,296      51,831
  Power Buyer LLC..................................... 2nd Lien      Caa2   CCC+   8.25   11/06/2020  1,670,000   1,611,550
  Samson Investment Co................................ 2nd Lien       B2     B-    5.00   09/25/2018  1,500,000   1,176,251
  Sandy Creek Energy Associates....................... BTL-B         Ba3    BB-    5.00   11/08/2020  2,358,316   2,306,728
  Templar Energy LLC.................................. 2nd Lien       B3     B-    8.50   11/25/2020  1,825,000   1,304,875
  Western Refining LP................................. BTL-B          B1    BB-    4.25   11/12/2020  2,153,225   2,085,937
                                                                                                                -----------
                                                                                                                 18,048,266
                                                                                                                -----------
PAPER & FOREST PRODUCTS -- 0.4%
  Exopack LLC......................................... BTL            B1     B     5.25   05/08/2019  1,390,950   1,382,837
                                                                                                                -----------
PHARMACEUTICALS -- 2.2%
  Alkermes, Inc....................................... BTL-B         Ba3    BB+    3.50   09/18/2019    995,751     985,793
  Catalent Pharma Solutions, Inc...................... BTL-B2         B1     BB    4.25   05/20/2021  2,459,800   2,441,351
  PRA Holdings, Inc................................... 1st Lien       B1     B     4.50   09/23/2020  1,994,511   1,962,100
  Salix Pharmaceuticals, Ltd.......................... BTL           Ba1    BB-    4.25   01/02/2020  2,655,250   2,618,740
                                                                                                                -----------
                                                                                                                  8,007,984
                                                                                                                -----------
POOLED VEHICLE -- 0.5%
  Bombardier Recreational Products, Inc............... 1st Lien       B1    BB-    4.00   01/30/2019  1,961,143   1,918,857
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                               RATINGS/(1)/
                                                               (UNAUDITED)
                                                               ------------
                                                                            INTEREST  MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                    TYPE     MOODY'S S&P    RATE   DATE/(2)/   AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.6%
  Nexeo Solutions LLC............................ BTL-B1         B2     B     5.00%  09/08/2017 $1,479,741 $  1,426,100
  Nexeo Solutions LLC............................ BTL-B2         B2     B     5.00   09/08/2017    650,038      626,474
                                                                                                           ------------
                                                                                                              2,052,574
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Capital Automotive LP.......................... 2nd Lien       B1     B-    6.00   04/30/2020  1,405,000    1,397,975
  ESH Hospitality, Inc........................... BTL            NR     B+    5.00   06/24/2019    390,000      389,025
                                                                                                           ------------
                                                                                                              1,787,000
                                                                                                           ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
  DTZ US Borrower LLC............................ 1st Lien       B1     B+    5.50   11/04/2021    854,744      851,539
  DTZ US Borrower LLC............................ 2nd Lien       B3     B-    9.25   11/05/2022  1,085,000    1,074,150
  DTZ US Borrower LLC............................ Delayed Draw   B1     B+    5.50   11/04/2021    509,209      507,299
  Realogy Corp................................... CLTL          Ba3     BB    0.27   10/10/2016     86,527       85,662
  Realogy Corp................................... BTL           Ba3     BB    3.75   03/05/2020  1,568,773    1,538,704
                                                                                                           ------------
                                                                                                              4,057,354
                                                                                                           ------------
ROAD & RAIL -- 0.9%
  Neff Rental LLC................................ 2nd Lien      Caa1    B-    7.25   06/09/2021  1,657,757    1,624,601
  Swift Transportation Co., Inc.................. BTL-B         Ba2    BB-    3.75   06/09/2021  1,617,775    1,594,722
                                                                                                           ------------
                                                                                                              3,219,323
                                                                                                           ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
  Avago Technologies, Ltd........................ BTL-B         Ba1    BBB-   3.75   05/06/2021  2,446,453    2,433,201
  Entegris, Inc.................................. BTL-B         Ba3    BB+    3.50   04/30/2021    986,573      963,142
  Freescale Semiconductor, Inc................... BTL-B4         B1     B     4.25   03/01/2020  3,002,341    2,921,278
                                                                                                           ------------
                                                                                                              6,317,621
                                                                                                           ------------
SOFTWARE -- 4.2%
  Eagle Parent, Inc. (Epicor).................... BTL-B2        Ba3     B+    4.00   05/16/2018  2,407,804    2,370,483
  Hyland Software, Inc........................... BTL            B2     B     4.75   02/19/2021  1,554,875    1,539,326
  Kronos, Inc. (Seahawk)......................... BTL-C          B1     B-    4.50   10/30/2019  3,597,862    3,567,881
  Kronos, Inc. (Seahawk)......................... 2nd Lien      Caa2   CCC    9.75   04/30/2020  2,678,362    2,718,538
  Lawson Software, Inc........................... BTL-B5        Ba3     B+    3.75   06/03/2020    955,446      924,394
  Magic Newco LLC (Misys)........................ BTL            B1     B+    5.00   12/12/2018  2,093,412    2,077,712
  Micro Focus International PLC.................. BTL            B1    BB-    5.25   10/07/2021  1,000,000      959,167
  RP Crown Parent LLC............................ BTL            B2     B     6.00   12/21/2018    746,757      689,817
  Verint Systems, Inc............................ Tranche B     Ba2    BBB-   3.50   09/06/2019    435,762      430,968
                                                                                                           ------------
                                                                                                             15,278,286
                                                                                                           ------------
SPECIALTY RETAIL -- 1.9%
  Hillman Group, Inc............................. BTL-B          B1     B     4.50   06/30/2021  1,263,650    1,244,695
  J Crew Operating Corp.......................... BTL-B1         B2     B-    4.00   03/05/2021  1,012,654      949,363
  Michaels Stores, Inc........................... BTL-B2        Ba3     B+    3.75   01/28/2020  1,001,183      979,908
  Michaels Stores, Inc........................... Delayed Draw  Ba3     B+    4.00   01/28/2020    997,500      981,041
  Party City Holdings, Inc....................... BTL            B2     B     4.00   07/27/2019  1,995,349    1,945,465
  Serta Simmons Holdings LLC..................... BTL-B          B1     B+    4.25   10/01/2019    994,545      979,472
                                                                                                           ------------
                                                                                                              7,079,944
                                                                                                           ------------
TECH HARDWARE, STORAGE & PERIPHERAL -- 0.2%
  CDW Corp....................................... BTL           Ba3    BB+    3.25   04/29/2020    878,093      851,092
                                                                                                           ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
  Intelsat Jackson Holdings, Ltd................. BTL-B2        Ba3     BB    3.75   06/30/2019  1,915,416    1,885,886
  LTS Buyer LLC.................................. 1st Lien       B1     B     4.00   04/11/2020    783,075      765,456
  LTS Buyer LLC.................................. 2nd Lien      Caa1   CCC+   8.00   04/12/2021    271,975      266,082
  Syniverse Technologies, Inc.................... BTL-B          B1    BB-    4.00   04/23/2019  2,203,761    2,130,303
                                                                                                           ------------
                                                                                                              5,047,727
                                                                                                           ------------
  TOTAL LOANS (cost $345,470,526)................                                                           333,059,891
                                                                                                           ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                               INTEREST  MATURITY  PRINCIPAL    VALUE
            INDUSTRY DESCRIPTION                     TYPE         MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS & NOTES -- 4.7%
COMMUNICATIONS EQUIPMENT -- 0.3%
 Alcatel-Lucent USA, Inc.*................... Company Guar. Notes   B3     B     6.75%  11/15/2020 $  890,000 $   939,395
                                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
 Level 3 Financing, Inc.*.................... Company Guar. Notes   B3     B     5.38   08/15/2022  2,000,000   2,010,000
                                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
 CHS/Community Health Systems, Inc........... Company Guar. Notes   B3     B-    6.88   02/01/2022    620,000     656,813
 MPH Acquisition Holdings LLC*............... Company Guar. Notes  Caa1   CCC+   6.63   04/01/2022    285,000     291,413
 Tenet Healthcare Corp....................... Senior Notes          B3    CCC+   8.13   04/01/2022  1,235,000   1,380,113
                                                                                                              -----------
                                                                                                                2,328,339
                                                                                                              -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
 Dynegy Finance, Inc.*....................... Senior Sec. Notes     B3     B+    6.75   11/01/2019  1,020,000   1,037,850
                                                                                                              -----------
IT SERVICES -- 0.3%
 First Data Corp.*........................... Senior Sec. Notes     B1    BB-    7.38   06/15/2019  1,135,000   1,194,588
                                                                                                              -----------
MEDIA -- 0.5%
 Cequel Communications Holdings I LLC*....... Senior Notes          B3     B-    5.13   12/15/2021    975,000     945,750
 LIN Television Corp.*....................... Senior Notes          B3     B+    5.88   11/15/2022  1,000,000     990,000
                                                                                                              -----------
                                                                                                                1,935,750
                                                                                                              -----------
METALS & MINING -- 0.2%
 Steel Dynamics, Inc.*....................... Senior Notes         Ba2    BB+    5.13   10/01/2021    580,000     590,875
                                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
 EP Energy LLC............................... Company Guar. Notes   B2     B     9.38   05/01/2020    758,000     765,580
 Rosetta Resources, Inc...................... Company Guar. Notes   B1    BB-    5.88   06/01/2022    975,000     877,500
 WPX Energy, Inc............................. Senior Notes         Ba1    BB+    5.25   09/15/2024    315,000     292,950
                                                                                                              -----------
                                                                                                                1,936,030
                                                                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
 Freescale Semiconductor, Inc.*.............. Senior Sec. Notes     B1     B     6.00   01/15/2022    815,000     851,675
                                                                                                              -----------
SOFTWARE -- 0.2%
 Infor Software Parent LLC*.................. Company Guar. Notes  Caa1   CCC+   7.13   05/01/2021    895,000     877,100
                                                                                                              -----------
SPECIALTY RETAIL -- 0.2%
 Party City Holdings, Inc.................... Company Guar. Notes  Caa1   CCC+   8.88   08/01/2020    540,000     576,450
                                                                                                              -----------
TECH HARDWARE, STORAGE & PERIPHERAL -- 0.6%
 CDW LLC/CDW Finance Corp.................... Company Guar. Notes   B3     B+    6.00   08/15/2022  2,000,000   2,065,000
                                                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
 Sprint Corp................................. Company Guar. Notes   B2    BB-    7.25   09/15/2021  1,000,000     991,250
                                                                                                              -----------
 TOTAL U.S. CORPORATE BONDS & NOTES (cost
   $17,003,941)..............................                                                                  17,334,302
                                                                                                              -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.6%
BANKS- 0.1%
 Banco Bilbao Vizcaya Argentaria SA VRS(13).. Jr. Sub. Notes        NR     NR    9.00   05/09/2018    400,000     428,000
 Societe Generale SA VRS(13)................. Jr. Sub. Notes       Ba2    BB+    8.25   11/29/2018    400,000     410,900
                                                                                                              -----------
                                                                                                                  838,900
                                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
 Altice Financing SA*........................ Senior Sec. Notes     B1    BB-    6.50   01/15/2022  1,710,000   1,671,525
                                                                                                              -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
 Shelf Drilling Holdings, Ltd.*.............. Senior Sec. Notes    Ba3     B+    8.63   11/01/2018    695,000     569,900
                                                                                                              -----------
METALS & MINING -- 0.8%
 Constellium NV*............................. Senior Notes          B1     NR    8.00   01/15/2023  2,045,000   2,034,775
 Essar Steel Algoma, Inc.*................... Senior Sec. Notes    Ba3     B+    9.50   11/15/2019    970,000     977,275
                                                                                                              -----------
                                                                                                                3,012,050
                                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
 Tullow Oil PLC*............................. Company Guar. Notes   B2     B+    6.00   11/01/2020  1,300,000   1,079,000
                                                                                                              -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  -----------
                                                                                                     SHARES/
                                                                               INTEREST  MATURITY   PRINCIPAL     VALUE
            INDUSTRY DESCRIPTION                     TYPE         MOODY'S  S&P   RATE   DATE/(2)/    AMOUNT      (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
 Tembec Industries, Inc.*.................... Senior Sec. Notes     B3     B-    9.00%  12/15/2019 $1,495,000  $  1,470,706
                                                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
 Intelsat Luxembourg SA...................... Company Guar. Notes  Caa2    B-    7.75   06/01/2021  1,000,000     1,002,500
                                                                                                               ------------
 TOTAL FOREIGN CORPORATE BONDS & NOTES (cost
   $10,074,693)..............................                                                                     9,644,581
                                                                                                               ------------
COMMON STOCKS -- 0.0%
MEDIA -- 0.0%
 Berry Co. LLC+(5)(6)(14) (cost $668,529)....                                                           1,136        31,024
                                                                                                               ------------
PREFERRED SECURITIES -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC 6.00%(5)(6)(14) (cost
   $0).......................................                                                              56             0
                                                                                                               ------------
MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
 NextMedia Operating, Inc.+(5)(6)(14)........                                                           7,916         8,074
 VSS-AHC Holdings LLC+(5)(6)(14).............                                                          12,608        13,112
                                                                                                               ------------
 TOTAL MEMBERSHIP INTEREST (cost $290,226)...                                                                        21,186
                                                                                                               ------------
WARRANTS -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC Expires
   08/12/2020 (Strike Price
   $1.90)+(5)(6)(14) (cost $0)...............                                                               3             0
                                                                                                               ------------
 TOTAL LONG-TERM INVESTMENT SECURITIES (cost
   $373,507,915).............................                                                                   360,090,984
                                                                                                               ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.0%
REGISTERED INVESTMENT COMPANIES -- 0.0%
 SSgA Money Market Fund (cost $1,000)........                                                           1,000         1,000
                                                                                                               ------------
TOTAL INVESTMENTS
 (cost $373,508,915)(15).....................                                                            97.8%  360,091,984
OTHER ASSETS LESS LIABILITIES................                                                             2.2     8,047,930
                                                                                                   ----------  ------------
NET ASSETS...................................                                                           100.0% $368,139,914
                                                                                                   ==========  ============

--------
BTL--Bank Term Loan
CLTL--Credit Linked Term Loan
DIP--Debtor in Possession
NR --Security is not rated.
VRS--Variable Rate Security
The rates shown on VRS are the current interest rates as of December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $17,531,827, representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2014.
(2) Based on the stated maturity, the weighted average maturity of the loans held in the portfolio is approximately 68 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2014, the aggregate value of these securities was $52,210, representing 0.0% of net assets.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)  Company has filed for Chapter 11 bankruptcy protection.
(8)  Company has filed for Chapter 7 bankruptcy.
(9)  Loan is in default of interest and did not pay principal at maturity.
(10) Loan is in default of interest.
(11) PIK ("Payment-In-Kind") security. Income may be paid in additional loans or cash at the discretion of the issuer.
(12) Security currently paying interest in the form of additional loans.
(13) Perpetual maturity -- maturity date reflects the next call date.
(14) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the SunAmerica Senior Floating Rate Fund held the following restricted securities:

                             ACQUISITION        ACQUISITION         VALUE PER % OF NET
DESCRIPTION                     DATE     SHARES    COST      VALUE    SHARE    ASSETS
-----------                  ----------- ------ ----------- ------- --------- --------
COMMON STOCKS
 Berry Co. LLC.............. 04/24/2008   1,136  $668,529   $31,024  $27.31     0.00%
PREFERRED SECURITIES
 Ancora Holdings LLC........ 08/12/2013      56         0         0    0.00     0.00
MEMBERSHIP INTEREST
 NextMedia Operating, Inc... 06/16/2010   7,916   270,682     8,074    1.02     0.00
  VSS-AHC Holdings LLC...... 06/01/2007  12,608    19,544    13,112    1.04     0.00
WARRANTS
 Ancora Holdings LLC........ 08/12/2013       3         0         0    0.00     0.00
                                                            -------             ----
                                                            $52,210             0.00%
                                                            =======             ====

(15) See Note 6 for cost of investments on a tax basis.
(16) Subsequent to December 31, 2014, the company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014 (see Note 2):

                                  LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFCANT
                                     QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
                                  ------------------- ----------------- ------------------- ------------
ASSETS:
Investments at Value:*
----------------------
Loans:
  Commercial Services & Supplies.       $   --          $ 22,719,031         $      0       $ 22,719,031
  Media..........................           --            33,280,608          165,288         33,445,896
  Other Industries...............           --           276,894,964               --        276,894,964
U.S. Corporate Bonds & Notes.....           --            17,334,302               --         17,334,302
Foreign Corporate Bonds & Notes..           --             9,644,581               --          9,644,581
Common Stocks....................           --                    --           31,024             31,024
Preferred Securities.............           --                    --                0                  0
Membership Interest..............           --                    --           21,186             21,186
Warrants.........................           --                    --                0                  0
Short-Term Investment Securities.        1,000                    --               --              1,000
                                        ------          ------------         --------       ------------
TOTAL INVESTMENTS AT VALUE.......       $1,000          $359,873,486         $217,498       $360,091,984
                                        ======          ============         ========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

   entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of December 31, 2014 is reported on a schedule following the Portfolio of Investments.

   Loans are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. At December 31, 2014, the Fund did not enter into any repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2014, the Fund did not enter into any repurchase agreements.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $848,680 for the year ended December 31, 2014, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $357,556 for the year ended December 31, 2014, are recorded as income when received or contractually due to the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013 or expected to be taken in the Fund's 2014 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                       FOR THE                    FOR THE
                                     YEAR ENDED                 YEAR ENDED
                                  DECEMBER 31, 2014          DECEMBER 31, 2013
                             --------------------------  ------------------------
                                SHARES        AMOUNT       SHARES       AMOUNT
CLASS A                      -----------  -------------  ----------  ------------
Shares sold.................   7,402,040  $  61,531,989  14,522,838  $120,864,898
Reinvested distributions....     609,379      5,045,586     607,488     5,054,754
Shares redeemed............. (12,678,846)  (104,799,731) (9,407,392)  (78,252,775)
                             -----------  -------------  ----------  ------------
   Net increase (decrease)..  (4,667,427) $ (38,222,156)  5,722,934  $ 47,666,877
                             ===========  =============  ==========  ============

                                       FOR THE                    FOR THE
                                     YEAR ENDED                 YEAR ENDED
                                  DECEMBER 31, 2014          DECEMBER 31, 2013
                             --------------------------  ------------------------
                                SHARES        AMOUNT       SHARES       AMOUNT
CLASS C                      -----------  -------------  ----------  ------------
Shares sold.................   5,241,629  $  43,534,663   9,683,350   $80,521,886
Reinvested distributions....     696,794      5,762,846     633,446     5,267,346
Shares redeemed.............  (7,980,892)   (65,946,838) (5,217,008)  (43,370,910)
                             -----------  -------------  ----------  ------------
   Net increase (decrease)..  (2,042,469) $ (16,649,329)  5,099,788  $ 42,418,322
                             ===========  =============  ==========  ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2014, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $272,456,890 and $335,205,759, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2014, the Fund incurred administration fees in the amount of $844,508.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc.* ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. For the year ended December 31, 2014, ACS received fees (see Statement of Operations) based upon the aforementioned rates. For the year ended December 31, 2014, ACS received sales charges on Class A shares of $381,911, of which $245,232 was reallowed to affiliated broker-dealers and $69,572 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2014, ACS received contingent deferred sales charges of $85,526.

--------
* Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Securities, Inc. ("ACS").

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)


   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the year ended December 31, 2014, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                          EXPENSE  DECEMBER 31, 2014
                                          -------- -----------------
           Class A....................... $404,450      $29,677
           Class C.......................  523,998       41,337

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under GAAP, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2014, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $586,985 and Class C $984,516.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, post October losses, and treatment of defaulted securities.

         DISTRIBUTABLE EARNINGS                           TAX DISTRIBUTIONS
-----------------------------------------    ---------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31, 2014       FOR THE YEAR ENDED DECEMBER 31, 2014   FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------    -------------------------------------  -------------------------------------
          LONG-TERM GAINS/    UNREALIZED                          LONG-TERM                              LONG-TERM
ORDINARY  CAPITAL AND OTHER  APPRECIATION/    ORDINARY            CAPITAL            ORDINARY            CAPITAL
INCOME         LOSSES        (DEPRECIATION)    INCOME              GAINS              INCOME              GAINS
--------  -----------------  --------------      ------------     ---------             ------------     ---------
$44,828    $(55,354,216)     $(13,416,931)   $15,048,872            $--             $14,790,675            $--

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2014, capital loss carryforwards available to offset future recognized gains were $55,354,216 with $16,003,027 expiring in 2016, $27,303,177 expiring in 2017 and 12,048,012 of unlimited long-term losses.+
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   During the year ended December 31, 2014, the Fund utilized $1,362,929 of capital loss carryforwards to offset current year capital gains.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2014, the Fund elected to defer $356,761 of Post-October short-term capital losses and $1,180,450 of Post-October long-term capital losses.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2014 -- (CONTINUED)

   Unrealized appreciation and depreciation in the value of investments at December 31, 2014 for federal income tax purposes were as follows:

                 Cost (tax basis)..............  $373,508,915
                                                =============
                 Gross unrealized appreciation.  $  1,041,424
                 Gross unrealized depreciation.   (14,458,355)
                                                -------------
                 Net unrealized depreciation... ($ 13,416,931)
                                                =============

Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended December 31, 2014, the Fund had borrowings outstanding for 36 days under the line of credit and incurred $1,683 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,234,426 at a weighted average interest rate of 1.36%. At December 31, 2014, the line of credit had a $2,391,479 balance outstanding.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2014, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At December 31, 2014, the Fund had no unfunded loan commitments.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and selling or agent banks, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
February 26, 2015

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX      OTHER DIRECTORSHIPS
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD BY DIRECTOR
       AGE*           THE FUND    TIME SERVED(4)   DURING THE PAST 5 YEARS     DIRECTOR(1)   DURING THE PAST 5 YEARS(2)
-------------------- -----------  -------------- ----------------------------- ------------ ------------------------------
DISINTERESTED
DIRECTORS

Dr. Judith L. Craven  Director       2001-       Retired.                          77       Director, Sysco Corp. (1996
Age: 68                              present                                                to present); Director, Luby's
                                                                                            Inc. (1998 to present).

William F. Devin      Director       2001-       Retired.                          77       None
Age: 75                              present

Richard W. Grant      Director       2011 to     Retired. Prior to that,           28       None
Age: 68               Chairman       present     attorney and Partner at
                      of the                     Morgan Lewis & Brockius
                      Board                      LLP (1989 to 2011).

Stephen J. Gutman     Director       2001-       Senior Vice President and         28       None
Age: 71                              present     Associate Broker, The
                                                 Corcoran Group (real estate)
                                                 (2002 to present); Managing
                                                 Member, Beau Brummel
                                                 Soho, LLC (licensing of
                                                 menswear specialty
                                                 retailing) (1995 to 2009);
                                                 President, SJG Marketing,
                                                 Inc. (2009 to present).

William J. Shea       Director       2004-       Executive Chairman, Caliber       28       Director, Boston Private
Age: 66                              present     ID, Inc. (medical devices)                 Financial Holdings (2004 to
                                                 (2007 to present); Managing                present); Chairman,
                                                 Partner, DLB Capital, LLC                  Demoulas Supermarkets
                                                 (private equity) (2006 to                  (1999 to present).
                                                 2007).
INTERESTED DIRECTOR

Peter A. Harbeck(3)   Director       2001-       President, CEO and                138      None
Age: 60                              present     Director, SunAmerica (1995
                                                 to present); Director, AIG
                                                 Capital Services, Inc.
                                                 ("ACS") (1993 to present).

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)


                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                FUND COMPLEX    OTHER DIRECTORSHIPS
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATIONS      OVERSEEN BY      HELD BY DIRECTOR
       AGE*           THE FUND    TIME SERVED(4)   DURING THE PAST 5 YEARS    DIRECTOR(1)  DURING THE PAST 5 YEARS(2)
-------------------  ------------ -------------- ---------------------------- ------------ --------------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,         N/A                 N/A
Age: 46                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and        N/A                 N/A
Age: 48                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006-       Director, President and          N/A                 N/A
Age: 48              President       present     CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, ACS (2002 to
                                                 2006); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present)

Katherine Stoner     Vice            2011 to     Vice President, SunAmerica       N/A                 N/A
Age: 58              President       present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                     ("CCO")                     Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Kathleen D. Fuentes  Chief Legal     2013-       Vice President and Deputy        N/A                 N/A
Age: 45              Officer and     present     General Counsel (2006 to
                     Assistant                   present)
                     Secretary

Gregory R. Kingston  Treasurer       2014-       Vice President, SunAmerica       N/A                 N/A
Age: 49                              present     (2001 to present); Head of
                                                 Mutual Fund Administration,
                                                 SunAmerica (2014 to
                                                 present)

Nori L. Gabert       Vice            2002-       Vice President and Deputy        N/A                 N/A
Age: 61              President       present     General Counsel,
                     and                         SunAmerica (2005 to
                     Assistant                   present).
                     Secretary

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2014 -- (UNAUDITED) (CONTINUED)

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX    OTHER DIRECTORSHIPS
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY      HELD BY DIRECTOR
       AGE*           THE FUND    TIME SERVED(4)   DURING THE PAST 5 YEARS     DIRECTOR(1)  DURING THE PAST 5 YEARS(2)
-------------------- -----------  -------------- ----------------------------- ------------ --------------------------
OFFICERS

Kara Murphy          Vice            2014-       Chief Investment Officer,         N/A                 N/A
Age: 41              President       present     SunAmerica (2013 to
                                                 present); Director of
                                                 Research, SunAmerica
                                                 (2007 to 2013)

Donna McManus        Vice            2014-       Vice President, SunAmerica        N/A                 N/A
Age: 54              President       present     (2014 to present); Managing
                     and                         Director, BNY Mellon (2009
                     Assistant                   to 2014)
                     Treasurer

Shawn Parry          Vice            2005-       Vice President, SunAmerica        N/A                 N/A
Age: 42              President       present     (2014 to present); Assistant
                     and                         Vice President, SunAmerica
                     Assistant                   (2005 to 2014)
                     Treasurer

Matthew J. Hackethal Anti-Money      2006-       Chief Compliance Officer,         N/A                 N/A
Age: 42              Laundering      present     SunAmerica (2006 to
                     Compliance                  present)
                     Officer








--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), the Fund, (1 fund), SunAmerica Series Trust (40 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2014. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2015.

During the year ended December 31, 2014, the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                               NET       QUALIFYING % FOR
                                            LONG-TERM   THE 70% DIVIDENDS
                                          CAPITAL GAINS RECEIVED DEDUCTION
      -                                   ------------- ------------------
      Class A............................     $  --            0.16%
      Class C............................        --            0.16

For the year ended December 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $18,196 represents the maximum amount that may be considered qualified dividend income.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

   The Senior Floating Rate Fund (Class C) returned -0.10%, underperforming its benchmark, the S&P/LSTA Leveraged Loan Index ("LLI")*, which returned 1.60% for the annual period ended December 31, 2014.

   In aggregate, quality allocation detracted from relative performance. An overweight position in single-B rated loans compared to the LLI detracted from relative performance. Also, industry allocation overall hurt the Fund's relative results, driven primarily by an overweight position in the energy & related industry, which was the weakest performer in the LLI during the annual period. Positioning in the media-non-cable, entertainment and metal industries detracted as well. Among individual loans, significant detractors from the Fund's absolute returns included those of offshore drilling rig operator Seadrill Partners, fitness club owner and operator Town Sports International Holdings, oil and gas exploration and production company Templar Energy, coal miner, processor and marketer Arch Coal and Dubai-based shallow water jack-up drilling services provider Shelf Drilling International.

   On the other side, contributing positively to the Fund's relative performance, albeit modestly, was its overweight position in CCC-rated loans, as prices for lower-rated, riskier assets rose more than prices for higher-rated loans during the annual period overall. Overweighted allocations to the consumer cyclical services, technology & related, and wireless industries boosted the Fund's relative results. Individual security selection overall contributed positively, especially in the technology & related and health care industries. Among the individual loans that contributed most positively to the Fund's absolute returns were those of wireless handset insurance products and services provider Asurion, investment management firm Nuveen Investments, workforce management solutions provider Kronos, communications equipment manufacturer and services provider Alcatel-Lucent and global payment technology solutions company First Data.



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly in an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Senior Floating Rate Fund Class C shares would have increased to $13,735. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index++ would be valued at $16,137, while the Barclays U.S. Aggregate Bond Index** would be valued at $15,842.

                                     [CHART]

               Senior Floating     S&P/LSTA Leveraged     Barclays US Aggregate
                 Rate Class C          Loan Index++            Bond Index**
               ---------------    -------------------    ----------------------
12/31/2004         $10,000            $10,000.00                $10,000
1/31/2005           10,041             10,040.00                 10,063
2/28/2005           10,091             10,094.00                 10,003
3/31/2005           10,125             10,136.00                 9,952
4/30/2005           10,105             10,129.00                 10,087
5/31/2005           10,096             10,135.00                 10,196
6/30/2005           10,154             10,201.00                 10,251
7/31/2005           10,223             10,278.00                 10,158
8/31/2005           10,284             10,340.00                 10,288
9/30/2005           10,312             10,382.00                 10,182
10/31/2005          10,334             10,413.00                 10,102
11/30/2005          10,377             10,453.00                 10,146
12/31/2005          10,424             10,508.00                 10,243
1/31/2006           10,495             10,580.00                 10,243
2/28/2006           10,563             10,647.00                 10,277
3/31/2006           10,638             10,712.00                 10,177
4/30/2006           10,692             10,764.00                 10,158
5/31/2006           10,703             10,791.00                 10,147
6/30/2006           10,736             10,821.00                 10,169
7/31/2006           10,785             10,883.00                 10,306
8/31/2006           10,858             10,950.00                 10,464
9/30/2006           10,915             11,009.00                 10,556
10/31/2006          10,998             11,082.00                 10,626
11/30/2006          11,034             11,140.00                 10,749
12/31/2006          11,106             11,219.00                 10,687
1/31/2007           11,199             11,317.00                 10,682
2/28/2007           11,276             11,395.00                 10,847
3/31/2007           11,310             11,441.00                 10,847
4/30/2007           11,379             11,509.00                 10,906
5/31/2007           11,436             11,579.00                 10,823
6/30/2007           11,456             11,605.00                 10,791
7/31/2007           11,088             11,216.00                 10,881
8/31/2007           11,101             11,242.00                 11,015
9/30/2007           11,271             11,462.00                 11,098
10/31/2007          11,343             11,571.00                 11,198
11/30/2007          11,154             11,411.00                 11,399
12/31/2007          11,154             11,446.00                 11,431
1/31/2008           10,750             11,077.00                 11,623
2/29/2008           10,466             10,799.00                 11,639
3/31/2008           10,409             10,789.00                 11,679
4/30/2008           10,757             11,189.00                 11,655
5/31/2008           10,892             11,294.00                 11,569
6/30/2008           10,933             11,322.00                 11,560
7/31/2008           10,769             11,236.00                 11,551
8/31/2008           10,746             11,221.00                 11,660
9/30/2008           10,048             10,531.00                 11,504
10/31/2008          8,406              9,139.00                  11,232
11/30/2008          7,424              8,362.00                  11,598
12/31/2008          6,868              8,115.00                  12,030
1/31/2009           7,273              8,716.00                  11,924
2/28/2009           7,213              8,784.00                  11,879
3/31/2009           7,196              8,911.00                  12,044
4/30/2009           8,080              9,686.00                  12,102
5/31/2009           8,743              10,277.00                 12,190
6/30/2009           9,311              10,727.00                 12,259
7/31/2009           9,788              11,235.00                 12,457
8/31/2009           10,073             11,490.00                 12,586
9/30/2009           10,465             11,857.00                 12,718
10/31/2009          10,657             11,923.00                 12,781
11/30/2009          10,713             11,953.00                 12,946
12/31/2009          11,005             12,305.00                 12,744
1/31/2010           11,311             12,556.00                 12,938
2/28/2010           11,318             12,592.00                 12,987
3/31/2010           11,581             12,876.00                 12,971
4/30/2010           11,755             13,065.00                 13,106
5/31/2010           11,504             12,771.00                 13,216
6/30/2010           11,424             12,711.00                 13,423
7/31/2010           11,578             12,906.00                 13,567
8/31/2010           11,631             12,950.00                 13,741
9/30/2010           11,773             13,132.00                 13,756
10/31/2010          11,933             13,338.00                 13,805
11/30/2010          11,976             13,385.00                 13,725
12/31/2010          12,107             13,551.00                 13,577
1/31/2011           12,291             13,818.00                 13,593
2/28/2011           12,385             13,882.00                 13,627
3/31/2011           12,381             13,880.00                 13,635
4/30/2011           12,436             13,969.00                 13,808
5/31/2011           12,433             13,956.00                 13,988
6/30/2011           12,384             13,904.00                 13,947
7/31/2011           12,393             13,925.00                 14,168
8/31/2011           11,789             13,311.00                 14,375
9/30/2011           11,831             13,368.00                 14,480
10/31/2011          12,119             13,755.00                 14,496
11/30/2011          12,069             13,687.00                 14,483
12/31/2011          12,115             13,757.00                 14,642
1/31/2012           12,325             14,057.00                 14,771
2/29/2012           12,410             14,166.00                 14,767
3/31/2012           12,502             14,275.00                 14,686
4/30/2012           12,576             14,380.00                 14,849
5/31/2012           12,499             14,283.00                 14,984
6/30/2012           12,572             14,381.00                 14,989
7/31/2012           12,692             14,548.00                 15,196
8/31/2012           12,817             14,711.00                 15,206
9/30/2012           12,954             14,875.00                 15,227
10/31/2012          12,970             14,922.00                 15,257
11/30/2012          13,013             14,968.00                 15,281
12/31/2012          13,108             15,086.00                 15,259
1/31/2013           13,263             15,246.00                 15,153
2/28/2013           13,272             15,278.00                 15,229
3/31/2013           13,362             15,404.00                 15,241
4/30/2013           13,482             15,496.00                 15,395
5/31/2013           13,476             15,525.00                 15,120
6/30/2013           13,388             15,433.00                 14,886
7/31/2013           13,512             15,586.00                 14,907
8/31/2013           13,505             15,580.00                 14,830
9/30/2013           13,514             15,618.00                 14,971
10/31/2013          13,621             15,732.00                 15,092
11/30/2013          13,679             15,810.00                 15,035
12/31/2013          13,732             15,883.00                 14,950
1/31/2014           13,820             15,987.00                 15,171
2/28/2014           13,840             16,015.00                 15,252
3/31/2014           13,881             16,073.00                 15,226
4/30/2014           13,868             16,091.00                 15,355
5/31/2014           13,907             16,203.00                 15,529
6/30/2014           13,977             16,296.00                 15,537
7/31/2014           13,951             16,291.00                 15,498
8/31/2014           13,975             16,316.00                 15,669
9/30/2014           13,878             16,219.00                 15,563
10/31/2014          13,903             16,261.00                 15,716
11/30/2014          13,946             16,342.00                 15,828
12/31/2014          13,735             16,137.00                 15,842




                       Class A            Class C
    Senior        -------------------------------------
    Floating      Average            Average
     Rate         Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+
-                 -------------------------------------
1 Year Return     (3.50)%    0.20%   (1.07)%  (0.10)%
-------------------------------------------------------
5 Year Return       4.00%   26.50%     4.53%   24.80%
-------------------------------------------------------
10 Year Return        N/A      N/A     3.22%   37.35%
-------------------------------------------------------
Since Inception*    2.64%   28.85%     3.75%   82.59%
-------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998.
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Barclays U.S. Aggregate Bond Index represents
                        securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2014, the SunAmerica Senior Floating Rate Class C returned (1.07)% compared to 1.60% for the S&P/LSTA Leveraged Loan Index and 5.97% for the Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
 William J. Shea           PORTFOLIO SECURITIES       Securities and Exchange
OFFICERS                   A description of the       Commission for its first
 John T. Genoy, President  policies and proce-dures   and third fiscal quarters
   and Chief Executive     that the Fund uses to      on Form N-Q. The Fund's
   Officer                 determine how to vote      Forms N-Q are available
 James Nichols, Vice       proxies related to         on the U.S. Securities
   President               securities held in the     and Exchange Commission's
 Katherine Stoner, Chief   Fund's portfolio, which    website at
   Compliance Officer      is available in the        http://www.sec.gov. You
 Gregory N. Bressler,      Fund's Statement of        can also review and
   Secretary               Additional Information     obtain copies of the
 Gregory R. Kingston,      may be ob-tained without   Forms N-Q at the U.S.
   Treasurer               charge upon request, by    Securities and Exchange
 Nori L. Gabert, Vice      calling (800) 858-8850.    Commission's Public
   President and           This in-formation is also  Refer-ence Room in
   Assistant Secretary     available from the EDGAR   Washington, DC
 Kathleen Fuentes, Chief   database on the U.S.       (information on the
   Legal Officer and       Secu-rities and Exchange   operation of the Public
   Assistant Secretary     Commission's website at    Reference Room may be
 Matthew J. Hackethal,     http://www.sec.gov.        ob-tained by calling
   Anti-Money Laundering   DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
   Compliance Officer      DOCUMENTS                  PROXY VOTING RECORD ON
 Donna McManus, Vice       The Fund has adopted a     FUND PORTFOLIO SECURITIES
   President and           policy that allows it to   Information regarding how
   Assistant Treasurer     send only one copy of the  the Fund voted proxies
 Shawn Parry, Vice         Fund's prospectus, proxy   relating to securities
   President and           material, annual report    held in the Fund's
   Assistant Treasurer     and semi-annual report     portfolio during the most
INVESTMENT ADVISER         (the "shareholder          recent twelve month
 SunAmerica Asset          documents") to             period ended June 30 is
   Management, LLC         shareholders with          available, once filed
 Harborside Financial      multiple accounts          with the U.S. Securities
   Center                  residing at the same       and Exchange Commis-sion,
 3200 Plaza 5              "household." This          without charge, upon
 Jersey City, NJ           practice is called         request, by calling
   07311-4992              householding and reduces   (800) 858-8850 or on the
DISTRIBUTOR                Fund expenses, which       U.S. Securities and
 AIG Capital Services,     benefits you and other     Exchange Commission's
   Inc.                    shareholders. Unless the   website at
 Harborside Financial      Fund receives              http://www.sec.gov.
   Center                  instructions to the        This report is submitted
 3200 Plaza 5              con-trary, you will only   solely for the general
 Jersey City, NJ           receive one copy of the    information of
   07311-4992              shareholder documents.     shareholders of the Fund.
SHAREHOLDER SERVICING      The Fund will continue to  Distribution of this
AGENT                      household the              report to persons other
 SunAmerica Fund           share-holder documents     than shareholders of the
   Services, Inc.          indefinitely, until we     Fund is authorized only
 Harborside Financial      are instructed otherwise.  in connection with a
   Center                  If you do not wish to      currently effective
 3200 Plaza 5              participate in             prospectus, setting forth
 Jersey City, NJ           householding, please       details of the Fund,
   07311-4992              contact Shareholder        which must precede or
TRANSFER AGENT             Services at (800)          accompany this report.
 State Street Bank and     858-8850 ext. 6010 or
   Trust Company           send a written request
 P.O. Box 219373           with your name, the name
 Kansas City, MO 64141     of your fund(s) and your
                           account number(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

   FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFANN - 12/14

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

     The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR.
     Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                               2013      2014
                              -------   -------
     (a) Audit Fees           $93,285   $97,016
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $12,722   $14,960
     (d) All Other Fees       $     0   $     0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                              2013   2014
                              ----   ----
     (b) Audit-Related Fees   $ 0    $ 0
     (c) Tax Fees             $ 0    $ 0
     (d) All Other Fees       $ 0    $ 0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2014 were $58,704 and $14,960, respectively.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 10, 2015


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: March 10, 2015